TREASURY STOCK	12 Months Ended
Dec. 31, 2014
TREASURY STOCK
TREASURY STOCK

7. TREASURY STOCK

        In November 2011, the Company's Board authorized a share repurchase program to repurchase up to US$10 million of the Company's American Depositary Shares ("ADSs") (each ADS represents twenty ordinary shares) from November 2011 to November 2012. In September 2012, the Group decided to further extend the share repurchase plan for another 12 months to November 23, 2013. In December 2013, the Group announced the further extension of the share repurchase plan from November 24, 2013 to November 23, 2014.

        During the years of 2012, 2013 and 2014, the Company repurchased 461,894, 478,625 and 990,812 ADSs respectively on the open market, representing 9,237,880, 9,572,500 and 19,816,240 ordinary shares for total cash consideration of $1,754,792, $2,056,771 and $5,625,935, respectively. As of December 31, 2014, the Company has repurchased a total of 2,054,989 ADSs, representing 41,099,780 ordinary shares for cash consideration of $10,000,000.

        On March 28, 2014, the Company's Board authorized a second share repurchase program to repurchase up to another $10 million worth of the outstanding American Depositary Shares ("ADSs") (each ADS represents twenty ordinary shares of the Company) over the next 12 months. On March 21, 2015, the Group extended this share repurchase plan from March 29, 2015 to March 28, 2016.

        Pursuant to the second share repurchase program, the Company repurchased 885,381 ADSs on the open market, representing 17,707,620 ordinary shares for total cash consideration of $4,696,477 during the year ended December 31, 2014.